Consolidated Balance Sheets - June 2011 (Parentheticals) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock shares authorized	200,000,000	200,000,000
Common stock shares issued	168,864,567	110,953,778
Common stock shares outstanding	168,864,567	110,953,778